Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	April 30, 2012	July 31, 2011
Accounts Payable & Accruals – General and Administrative	$3,679,270	$4,805,091
Accounts Payable & Accruals – Research and Development	2,088,101	2,151,333
Accounts Payable & Accruals – Selling and Marketing	298,802	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)	540,000	347,490
Executive Compensation and Directors’ Fees Payable	370,705	—
Total	$6,976,878	$7,738,179

Note 8 - Accounts Payable and Accrued Expenses:
Accounts payable and accrued expenses consist of the following:
	July 31,
	2011	2010

Accounts Payable & Accruals – General and Administrative	$4,805,091	$3,480,340
Accounts Payable & Accruals – Research and Development	2,151,333	2,621,514
Accounts Payable & Accruals – Selling and Marketing	434,265	415,166
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 12)	347,490	—
Executive Compensation	—	37,694
Total	$7,738,179	$6,554,714